Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of cash

	September 30, 2021	December 31, 2020

GBP	£2,887	£49,127
USD	$116,577	$1,879,166